LEASES - Company's leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 01, 2022
LEASES
Right of use asset	$ 49,959	$ 53,100
Lease Liabilities Current	10,468
Lease liabilities, non-current	49,113	$ 61,300
Total lease liabilities	$ 59,581
Weighted average remaining lease term	6 years 9 months 18 days
Weighted average discount rate	5.60%
Cash paid for amounts included in lease liabilities	$ 7,470
Right of use assets obtained in exchange for lease obligations upon adoption	53,076
Right of use asset obtained in exchange for lease obligation during six months ending June 30, 2022	$ 5,514